Cash flow statement supplementary information - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow statement [Line items]
Cash used for foreign exchange derivative contracts related to activities for liquidity management and funding	€ (295)	€ (128)	€ (194)
Net cash inflow from non-current financial assets	(36)	(39)	19
Current financial assets	2	101
TPV Technology Limited [Member]
Cash flow statement [Line items]
Current financial assets	€ 90		€ 121